TAXATION - Valuation allowance (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Beginning Balance	¥ 123,882,503	$ 17,961,276	¥ 302,834,095
Decrease in valuation allowance	(35,200,000)	(5,109,692)	(178,951,592)
Ending Balance	¥ 88,639,938	$ 12,851,584	¥ 123,882,503